Schedule I - Consolidated Summary of Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	$ 10,084,340
Fair value	8,236,789
Amount at which shown in the Balance Sheet	10,000,952
United States Government, Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	508,635
Fair value	501,337
Amount at which shown in the Balance Sheet	501,337
United States Government, Government Agencies and Authorities at fair value option
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	15,348
Fair value	14,615
Amount at which shown in the Balance Sheet	14,615
States, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	702,415
Fair value	709,737
Amount at which shown in the Balance Sheet	709,737
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	31,009
Fair value	28,055
Amount at which shown in the Balance Sheet	28,055
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	5,963,354
Fair value	5,886,826
Amount at which shown in the Balance Sheet	5,886,826
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	180,492
Fair value	183,145
Amount at which shown in the Balance Sheet	183,145
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	385,757
Fair value	381,262
Amount at which shown in the Balance Sheet	381,262
Asset-backed securities ("ABS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	512,486
Fair value	507,763
Amount at which shown in the Balance Sheet	507,763
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	8,299,496
Fair value	8,212,740
Amount at which shown in the Balance Sheet	8,212,740
Policy Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	178,890
Amount at which shown in the Balance Sheet	178,890
Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	15,581
Fair value	18,949
Amount at which shown in the Balance Sheet	18,949
Other long-term assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	457
Amount at which shown in the Balance Sheet	457
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	129,660
Amount at which shown in the Balance Sheet	129,660
Other securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	1,784,844
Fair value	24,049
Amount at which shown in the Balance Sheet	1,788,212
Equity Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	5,100
Fair value	5,100
Amount at which shown in the Balance Sheet	5,100
Commercial Mortgage Loan
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	1,455,156
Amount at which shown in the Balance Sheet	$ 1,455,156